SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Unrecognized tax benefits			$ 0	$ 0
Accrued interest and penalties			0	0
Concentration of credit risk	$ 250,000		250,000
Cash			975,319	1,905,123
Sale of Stock, Consideration Received on Transaction, Offering Costs			10,000,000
Payment Of Deferred Underwriting Commissions			17,500,000
Payments of Stock Issuance Costs			28,550,129
Other offering costs			1,050,129
Cash and Cash Equivalents, at Carrying Value		$ 137,896	$ 975,319	$ 1,905,123
Stock Issued During Period, Value, Conversion of Units		$ 12,500,000
Common Stock Subject to Mandatory Redemption [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Outstanding		49,359,712	50,000,000